Mineral Properties	12 Months Ended
Dec. 31, 2023
Mineral Properties [Abstract]
Mineral properties
9.	Mineral properties

	Arizona $	Colorado $	New Mexico $	South Dakota $	Texas $	Utah $	Wyoming $	Total $
Balance, December 31, 2021	900,719	619,902	4,395,822	85,667,919	1,455,206	1,804,283	41,235,727	136,079,578
Exploration costs:
Drilling	-	-	-	-	197,422	-	-	197,422
Acquisition, maintenance and lease fees	111,004	-	472,401	-	2,523,123	39,566	397,324	3,543,418
Permitting & Licensing	-	(30,280)	-	251,863	339,225	5,698	273,726	840,232
Personnel	4,500	8,621	-	301,066	280,341	19,620	207,518	821,666
Recoveries	-	(20,000)	-	-	-	(2,000)	-	(22,000)
Resource review	118,500	-	37,125	-	47,104	1,680	10,080	214,489
Divestment:
Divestment of mineral interest	-	-	-	-	-	(28,485)	-	(28,485)
Assets held for sale	(358,969)	-	-	-	-	-	(369,913)	(728,882)
Project development costs:
Construction of wellfields	-	-	-	-	1,670,151	-	-	1,670,151
Drilling	-	-	-	-	2,109,835	-	-	2,109,835
Personnel	-	-	-	-	521,662	-	-	521,662
Balance, December 31, 2022	775,754	578,243	4,905,348	86,220,848	9,144,069	1,840,362	41,754,462	145,219,086
Exploration costs:
Drilling	-	-	-	-	7,300	-	-	7,300
Acquisition, maintenance and lease fees	99,415	4,544	49,370	312,927	121,414,182	49,910	296,298	122,226,646
Consulting	141	4,566	138	4,742	96,937	552	38,511	145,587
Personnel	-	8,069	-	174,850	426,773	-	75,317	685,009
Impairment	-	-	-	-	(1,537,168)	(658)	-	(1,537,826)
Divestment:
Divestment of mineral interest	(358,969)	-	(2,433,353)	-	-	-	(376,039)	(3,168,361)
Assets held for sale	358,969	-	-	-	-	-	369,913	728,882
Project development costs:
Construction of wellfields	-	-	-	-	1,060,260	-	-	1,060,260
Drilling	-	-	-	-	5,898,856	-	-	5,898,856
Personnel	-	-	-	-	1,245,519	-	-	1,245,519
Reclassification
Reclassification to mining properties	-	-	-	-	(5,301,820)	-	-	(5,301,820)
Balance, December 31, 2023	875,310	595,422	2,521,503	86,713,367	132,454,908	1,890,166	42,158,462	267,209,138

Assets Held for Sale

On April 1, 2023, the Company divested its subsidiaries Belt Line Resources, Inc. and Hydro Restoration Corp to NFI (Note 4). Beltline Resources, Inc owned the Moonshine Springs project in Arizona. Hydro Restoration Corp owned the Kaycee and Bootheel projects in Wyoming. Pursuant to two Share Purchase Agreements dated November 3, 2022, the Company received 8,566,975 shares of NFI with a fair value of $2,792,500. The net book value of the two subsidiaries was $735,863 at the transaction date, resulting in a gain on divestment of subsidiary of $2,056,637.

Arizona

The Company owns or controls several Arizona State mineral leases and unpatented federal lode mining claims covering acreage in northern Arizona strip district.

At December 31, 2023, the Company held cash bonds for $88,500 (December 31, 2022 - $88,500) with the Bureau of Land Management. Subsequent to the period ended December 31, 2023, the bond has been released and funds have been returned to the Company (Note 19).

Colorado

Centennial

The Centennial Uranium Project is located in Colorado. In 2006, the Company entered into an option agreement to purchase uranium rights on certain areas of the Centennial Project for consideration of $1,895,000 plus contingent payments of $3,165,000. Pursuant to the agreement, the contingent payments are payable upon receipt of regulatory permits and licenses allowing uranium production. If the Company does not obtain such permits and licenses by September 27, 2019, the uranium rights, at the option of the seller, can be transferred back to the seller. To date, the Company has neither obtained the required permits and licenses, nor has it been able to renegotiate the option agreement. The Company is attempting to renegotiate the option agreement and the seller has not exercised its option to have the uranium rights transferred back.

New Mexico

On July 20, 2023, the Company divested its subsidiary Neutron Energy, Inc, including its holding of the Marquez-Juan Tafoya Uranium Project to Anfield Energy, Inc. Pursuant to a Share Purchase Agreement, the Company received cash consideration of $3,796,000 (C$5,000,000) and 500,000,000 shares of Anfield with a fair value of $7,022,600. (Note 4). The net book value of the subsidiary was $2,433,353 at the transaction date, transaction costs of $423,387 were incurred and $32,826 in currency exchange effect was recognized resulting in a gain on divestment of subsidiary of $7,994,688.

Nose Rock

The Nose Rock Project is located in McKinley County, New Mexico.

Treeline

The Treeline project is located in McKinley and Cibola Counties, Grants Uranium District, New Mexico.

McKinley, Crownpoint and Hosta Butte

The Company owns a 100% interest in the McKinley properties and a 60 - 100% interest in the adjacent Crownpoint and Hosta Butte properties, all of which are located in McKinley County, New Mexico. The Company holds a 60% interest in a portion of a certain section at Crownpoint. The Company owns a 100% interest in the rest of the Crownpoint and Hosta Butte project area, subject to a 3% gross profit royalty on uranium produced.

West Largo

The West Largo Project is near the Grants Mineral Belt in McKinley County, New Mexico.

Other New Mexico Properties

The Company holds mineral properties in an area located primarily in McKinley County in northwestern New Mexico.

In January 2022, the Company divested certain mineral interest to Ambrosia Solar, LLC (“Ambrosia”). The assets, having no net book value at the transaction date, resulted in a gain on disposal of the mineral interests of $48,480 recorded on the Company’s consolidated statements of loss and comprehensive loss.

Under the agreement, Ambrosia retained the right to acquire the uranium mineral rights associated with the property by quit claim deed to be furnished by the Company. In 2023, the Company received an additional payment of $24,240 to extend the option through January 14, 2024 which was recorded on the Company’s consolidated statements of loss and comprehensive loss. Subsequent to the year ended December 31, 2023, Ambrosia exercised its final option to complete the purchase of these rights and the Company received an additional payment of $24,240.

Related to a 2021 agreement, Wildcat Solar Power Plant, LLC exercised its option to acquire rights to certain mineral interests in September 2023. $16,000 was received in consideration. The asset having no net book value at the transaction date, resulted in a gain on disposal of the mineral interests of $16,000 recorded on the Company’s consolidated statement of comprehensive loss.

South Dakota

Dewey-Burdock

The Dewey-Burdock Project is an in-situ recovery uranium project located near Edgemont, South Dakota.

Texas

Kingsville Dome

The Kingsville Dome project is located in Kleberg County, Texas on land owned by the Company.

Rosita

The Rosita Project is located in Duval County, Texas on land owned by the Company.

At December 31, 2023, in accordance with its material accounting policy for mineral properties, the Company assessed its Rosita South Extension mineral property assets for impairment and found that the asset at a carrying value of $6,757,297 and a recoverable value of $5,301,822, resulting in an impairment charge of $1,455,475 on the Company’s consolidation statement of loss and comprehensive loss. Subsequent to recording impairment, the asset was reclassified as a Mining property asset (Note 10).

Upper Spring Creek

The Upper Spring Creek Project is located in Live Oak and Bee counties in Texas.

Butler Ranch

The Butler Ranch Exploration project is located in Karnes County, Texas.

Alta Mesa Project

The Alta Mesa Project is located in Brooks County, Texas.

Subsequent to the period ended December 31, 2023, the Company completed several transactions under a master transaction agreement with an unrelated company Boss Energy Ltd. The completion of this transaction resulted in the Company holding a 70% interest in the project while also remaining as the project manager. Boss Energy Ltd. holds a 30% interest in the project (Note 19).

Utah

Ticaboo

The Company owns three portions of a claim block located in Shootarang Canyon, Utah. The Company has a federal Plan of Operation and State of Utah approval for processing of the assets.

Other Utah Properties

The Company owns various mining claims throughout Utah, as well as its Cedar Mountain project located northwest of the White Mesa Mill in Blanding County, Utah.

Wyoming

Gas Hills

The Gas Hills Project is located in Riverton, Wyoming.

Dewey Terrace

The Dewey Terrace Project is located in Weston and Niobrara Counties of Wyoming. The project is adjacent to the Company’s NRC licensed Dewey-Burdock Project along the Wyoming-South Dakota state line.

Juniper Ridge

The Juniper Ridge Project is located in the southwest portion of Wyoming.